Share-based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Details)	12 Months Ended
	Dec. 31, 2018 GBP (£) shares yr	Dec. 31, 2017 GBP (£) shares yr	Dec. 31, 2016 GBP (£) shares yr
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares	253,500	1,500,815	507,690
2016 Share Options | Grant Date June 30,2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			69.05%
Dividend yield			0.00%
Risk-free investment rate			0.11%
Fair value of option at grant date			£ 4.02
Fair value of share at grant date			6.97
Exercise price at date of grant			£ 4.00
Lapse date			Jun. 30, 2026
Expected option life (years) | yr			2.50
Number of options granted | shares			270,690
2016 Share Options | Grant Date Aug 22, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			67.92%
Dividend yield			0.00%
Risk-free investment rate			0.07%
Fair value of option at grant date			£ 6.15
Fair value of share at grant date			8.61
Exercise price at date of grant			£ 2.80
Lapse date			Aug. 22, 2026
Expected option life (years) | yr			2.36
Number of options granted | shares			12,500
2016 Share Options | Grant Date Aug 22, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			67.92%
Dividend yield			0.00%
Risk-free investment rate			0.07%
Fair value of option at grant date			£ 6.01
Fair value of share at grant date			8.61
Exercise price at date of grant			£ 3.00
Lapse date			Aug. 22, 2026
Expected option life (years) | yr			2.36
Number of options granted | shares			37,500
2016 Share Options | Grant Date Aug 22, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			67.92%
Dividend yield			0.00%
Risk-free investment rate			0.07%
Fair value of option at grant date			£ 5.74
Fair value of share at grant date			8.61
Exercise price at date of grant			£ 3.40
Lapse date			Aug. 22, 2026
Expected option life (years) | yr			2.36
Number of options granted | shares			25,000
2016 Share Options | Grant Date Aug 22, 2016 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			67.92%
Dividend yield			0.00%
Risk-free investment rate			0.07%
Fair value of option at grant date			£ 5.62
Fair value of share at grant date			8.61
Exercise price at date of grant			£ 3.60
Lapse date			Aug. 22, 2026
Expected option life (years) | yr			2.36
Number of options granted | shares			11,250
2016 Share Options | Grant Date Aug 22,2016 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			67.92%
Dividend yield			0.00%
Risk-free investment rate			0.07%
Fair value of option at grant date			£ 5.62
Fair value of share at grant date			8.61
Exercise price at date of grant			£ 3.60
Lapse date			Aug. 22, 2026
Expected option life (years) | yr			2.36
Number of options granted | shares			37,500
2016 Share Options | Grant Date Aug 22, 2016 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			67.92%
Dividend yield			0.00%
Risk-free investment rate			0.07%
Fair value of option at grant date			£ 5.62
Fair value of share at grant date			8.61
Exercise price at date of grant			£ 3.60
Lapse date			Aug. 22, 2026
Expected option life (years) | yr			2.36
Number of options granted | shares			5,000
2016 Share Options | Grant Date Oct 28, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			68.38%
Dividend yield			0.00%
Risk-free investment rate			0.28%
Fair value of option at grant date			£ 5.85
Fair value of share at grant date			8.76
Exercise price at date of grant			£ 3.40
Lapse date			Oct. 28, 2026
Expected option life (years) | yr			2.17
Number of options granted | shares			12,500
2016 Share Options | Grant Date Oct 28, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			68.38%
Dividend yield			0.00%
Risk-free investment rate			0.28%
Fair value of option at grant date			£ 5.46
Fair value of share at grant date			8.76
Exercise price at date of grant			£ 4.00
Lapse date			Oct. 28, 2026
Expected option life (years) | yr			2.17
Number of options granted | shares			50,000
2016 Share Options | Grant Date Dec 12, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			60.92%
Dividend yield			0.00%
Risk-free investment rate			0.06%
Fair value of option at grant date			£ 5.22
Fair value of share at grant date			9.19
Exercise price at date of grant			£ 4.00
Lapse date			Dec. 12, 2026
Expected option life (years) | yr			0.50
Number of options granted | shares			45,750
2016 Share Options | Vesting Dates One | Grant Date June 30,2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 12, 2016
2016 Share Options | Vesting Dates One | Grant Date Aug 22, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 22, 2016
2016 Share Options | Vesting Dates One | Grant Date Aug 22, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 22, 2016
2016 Share Options | Vesting Dates One | Grant Date Aug 22, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 07, 2016
2016 Share Options | Vesting Dates One | Grant Date Aug 22, 2016 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 01, 2017
2016 Share Options | Vesting Dates One | Grant Date Aug 22,2016 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 16, 2017
2016 Share Options | Vesting Dates One | Grant Date Aug 22, 2016 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 01, 2017
2016 Share Options | Vesting Dates One | Grant Date Oct 28, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 28, 2017
2016 Share Options | Vesting Dates One | Grant Date Oct 28, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 28, 2016
2016 Share Options | Vesting Dates One | Grant Date Dec 12, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 12, 2017
2016 Share Options | Vesting Dates Two | Grant Date June 30,2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 12, 2017
2016 Share Options | Vesting Dates Two | Grant Date Aug 22, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 22, 2017
2016 Share Options | Vesting Dates Two | Grant Date Aug 22, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 22, 2017
2016 Share Options | Vesting Dates Two | Grant Date Aug 22, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 07, 2017
2016 Share Options | Vesting Dates Two | Grant Date Aug 22, 2016 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 01, 2018
2016 Share Options | Vesting Dates Two | Grant Date Aug 22,2016 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 16, 2018
2016 Share Options | Vesting Dates Two | Grant Date Aug 22, 2016 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 01, 2018
2016 Share Options | Vesting Dates Two | Grant Date Oct 28, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 28, 2018
2016 Share Options | Vesting Dates Two | Grant Date Oct 28, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 28, 2017
2016 Share Options | Vesting Dates Two | Grant Date Dec 12, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 12, 2018
2016 Share Options | Vesting Dates Three | Grant Date June 30,2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 12, 2018
2016 Share Options | Vesting Dates Three | Grant Date Aug 22, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 07, 2018
2016 Share Options | Vesting Dates Three | Grant Date Aug 22, 2016 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 01, 2019
2016 Share Options | Vesting Dates Three | Grant Date Aug 22,2016 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 16, 2019
2016 Share Options | Vesting Dates Three | Grant Date Aug 22, 2016 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 01, 2019
2016 Share Options | Vesting Dates Three | Grant Date Oct 28, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 28, 2019
2016 Share Options | Vesting Dates Three | Grant Date Oct 28, 2016 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 28, 2018
2016 Share Options | Vesting Dates Three | Grant Date Dec 12, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 12, 2019
2016 Share Options | Vesting Dates Four | Grant Date June 30,2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 12, 2019
2016 Share Options | Vesting Dates Four | Grant Date Aug 22, 2016 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 07, 2019
2016 Share Options | Vesting Dates Four | Grant Date Aug 22, 2016 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 01, 2020
2016 Share Options | Vesting Dates Four | Grant Date Aug 22,2016 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 16, 2020
2016 Share Options | Vesting Dates Four | Grant Date Aug 22, 2016 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 01, 2020
2016 Share Options | Vesting Dates Four | Grant Date Oct 28, 2016 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 28, 2020
2016 Share Options | Vesting Dates Four | Grant Date Dec 12, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 12, 2020
2017 Share Options | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		66.56%
Dividend yield		0.00%
Risk-free investment rate		0.12%
Fair value of option at grant date		£ 7.70
Fair value of share at grant date		11.08
Exercise price at date of grant		£ 4.00
Lapse date		May 16, 2027
Expected option life (years) | yr		2.63
Number of options granted | shares		23,250
2017 Share Options | Grant Date Sep 13, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		66.94%
Dividend yield		0.00%
Risk-free investment rate		0.27%
Fair value of option at grant date		£ 6.15
Fair value of share at grant date		10.43
Exercise price at date of grant		£ 5.40
Lapse date		Sep. 13, 2027
Expected option life (years) | yr		2.30
Number of options granted | shares		14,690
2017 Share Options | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		66.97%
Dividend yield		0.00%
Risk-free investment rate		0.36%
Fair value of option at grant date		£ 6.08
Fair value of share at grant date		10.34
Exercise price at date of grant		£ 5.40
Lapse date		Sep. 14, 2027
Expected option life (years) | yr		2.30
Number of options granted | shares		25,000
2017 Share Options | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		66.97%
Dividend yield		0.00%
Risk-free investment rate		0.36%
Fair value of option at grant date		£ 6.08
Fair value of share at grant date		10.34
Exercise price at date of grant		£ 5.40
Lapse date		Sep. 14, 2027
Expected option life (years) | yr		2.30
Number of options granted | shares		110,310
2017 Share Options | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		66.97%
Dividend yield		0.00%
Risk-free investment rate		0.36%
Fair value of option at grant date		£ 6.08
Fair value of share at grant date		10.34
Exercise price at date of grant		£ 5.40
Lapse date		Sep. 14, 2027
Expected option life (years) | yr		2.30
Number of options granted | shares		12,500
2017 Share Options | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		66.97%
Dividend yield		0.00%
Risk-free investment rate		0.36%
Fair value of option at grant date		£ 3.90
Fair value of share at grant date		10.34
Exercise price at date of grant		£ 10.80
Lapse date		Sep. 14, 2027
Expected option life (years) | yr		2.30
Number of options granted | shares		25,000
2017 Share Options | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		67.02%
Dividend yield		0.00%
Risk-free investment rate		0.44%
Fair value of option at grant date		£ 6.76
Fair value of share at grant date		10.15
Exercise price at date of grant		£ 4.00
Lapse date		Sep. 15, 2027
Expected option life (years) | yr		2.29
Number of options granted | shares		45,750
2017 Share Options | Grant Date Sep 15, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		67.02%
Dividend yield		0.00%
Risk-free investment rate		0.44%
Fair value of option at grant date		£ 10.11
Fair value of share at grant date		10.15
Exercise price at date of grant		£ 0.04
Lapse date		Sep. 15, 2027
Expected option life (years) | yr		2.29
Number of options granted | shares		1,028,533
2017 Share Options | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		67.11%
Dividend yield		0.00%
Risk-free investment rate		0.47%
Fair value of option at grant date		£ 4.36
Fair value of share at grant date		11.19
Exercise price at date of grant		£ 11.19
Lapse date		Sep. 27, 2027
Expected option life (years) | yr		2.26
Number of options granted | shares		37,500
2017 Share Options | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		67.11%
Dividend yield		0.00%
Risk-free investment rate		0.47%
Fair value of option at grant date		£ 4.36
Fair value of share at grant date		11.19
Exercise price at date of grant		£ 11.19
Lapse date		Sep. 27, 2027
Expected option life (years) | yr		2.26
Number of options granted | shares		178,282
2017 Share Options | Vesting Dates One | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 28, 2017
2017 Share Options | Vesting Dates One | Grant Date Sep 13, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 13, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 06, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 15, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2017
2017 Share Options | Vesting Dates One | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 20, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 27, 2018
2017 Share Options | Vesting Dates Two | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 28, 2018
2017 Share Options | Vesting Dates Two | Grant Date Sep 13, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 13, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 06, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 20, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 27, 2019
2017 Share Options | Vesting Dates Three | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 28, 2019
2017 Share Options | Vesting Dates Three | Grant Date Sep 13, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 13, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 06, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 20, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 27, 2020
2017 Share Options | Vesting Dates Four | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Oct. 28, 2020
2017 Share Options | Vesting Dates Four | Grant Date Sep 13, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 13, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 06, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 14, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 20, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 27, 2021
2018 Share Options | Grant Date April 11, 2018 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	60.06%
Dividend yield	0.00%
Risk-free investment rate	0.83%
Fair value of option at grant date	£ 17.35
Fair value of share at grant date	17.51
Exercise price at date of grant	£ 0.16
Lapse date	Apr. 11, 2028
Expected option life (years) | yr	2.00
Number of options granted | shares	7,500
2018 Share Options | Grant Date April 11, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	64.48%
Dividend yield	0.00%
Risk-free investment rate	1.04%
Fair value of option at grant date	£ 8.97
Fair value of share at grant date	17.51
Exercise price at date of grant	£ 17.51
Lapse date	Apr. 11, 2028
Expected option life (years) | yr	4.50
Number of options granted | shares	71,500
2018 Share Options | Grant Date May 8, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	65.80%
Dividend yield	0.00%
Risk-free investment rate	1.02%
Fair value of option at grant date	£ 8.63
Fair value of share at grant date	16.57
Exercise price at date of grant	£ 16.57
Lapse date	May 08, 2028
Expected option life (years) | yr	4.50
Number of options granted | shares	62,000
2018 Share Options | Grant Date Aug 14, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	68.14%
Dividend yield	0.00%
Risk-free investment rate	0.93%
Fair value of option at grant date	£ 9.60
Fair value of share at grant date	18.05
Exercise price at date of grant	£ 18.05
Lapse date	Aug. 14, 2028
Expected option life (years) | yr	4.50
Number of options granted | shares	112,500
2018 Share Options | Vesting Dates One | Grant Date April 11, 2018 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Apr. 11, 2018
2018 Share Options | Vesting Dates One | Grant Date April 11, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Apr. 11, 2019
2018 Share Options | Vesting Dates One | Grant Date May 8, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	May 08, 2019
2018 Share Options | Vesting Dates One | Grant Date Aug 14, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Aug. 14, 2019
2018 Share Options | Vesting Dates Two | Grant Date April 11, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Apr. 11, 2020
2018 Share Options | Vesting Dates Two | Grant Date May 8, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	May 08, 2020
2018 Share Options | Vesting Dates Two | Grant Date Aug 14, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Aug. 14, 2020
2018 Share Options | Vesting Dates Three | Grant Date April 11, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Apr. 11, 2021
2018 Share Options | Vesting Dates Three | Grant Date May 8, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	May 08, 2021
2018 Share Options | Vesting Dates Three | Grant Date Aug 14, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Aug. 14, 2021
2018 Share Options | Vesting Dates Four | Grant Date April 11, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Apr. 11, 2022
2018 Share Options | Vesting Dates Four | Grant Date May 8, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	May 08, 2022
2018 Share Options | Vesting Dates Four | Grant Date Aug 14, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Aug. 14, 2022